Derivative Instruments and Concentration of Credit Risk (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pre-tax gains and losses for energy commodity derivatives designated as cash flow hedges, as recognized in accumulated other comprehensive income (loss) (AOCI), product sales or product costs
Net gain (loss) recognized in other comprehensive income (loss) (effective portion)	$ 30	$ (18)
Net Gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	$ 30	$ (18)